Significant Accounting Policies - Schedule of Revenue Recognized (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2018	Mar. 14, 2018	Mar. 31, 2017
Successor [Member]
Gross finance and insurance revenue	$ 2,517
Chargebacks	(80)
Net finance revenue	$ 2,437
Predecessor [Member]
Gross finance and insurance revenue		$ 7,483	$ 8,951
Chargebacks		(622)	(427)
Net finance revenue		$ 6,861	$ 8,524